Debt - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended							12 Months Ended			12 Months Ended									12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Industrial Development Authority Of The City Of Alexandria Virginia [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Dec. 31, 2012 In Addition To Federal Funds Rate [Member]	Dec. 31, 2012 Eurodollar Rate [Member]	Jul. 08, 2011 6.45% Due 2012 [Member]	Dec. 31, 2010 6.45% Due 2012 [Member]	Oct. 31, 2011 6.125% Due 2017 [Member]	Dec. 31, 2010 6.125% Due 2017 [Member]	Dec. 31, 2010 7.45% Due 2032 [Member]	Dec. 31, 2010 6.00% Due 2019 [Member]	Dec. 31, 2010 5.90% Due 2016 [Member]	Dec. 31, 2012 First Mortgage Bonds [Member]	Dec. 31, 2011 First Mortgage Bonds [Member]	Dec. 31, 2012 Maximum [Member] Term Loan Agreement [Member]	Dec. 31, 2012 Pepco Energy Services [Member]	Dec. 31, 2011 Pepco Energy Services [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Debt outstanding in 2013 [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Debt outstanding in 2014 [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Debt outstanding in 2015 [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Debt outstanding in 2016 [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2011 Delmarva Power & Light Co/De [Member]	Sep. 30, 2012 Delmarva Power & Light Co/De [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Pollution Control Bond Maturing In 2026 [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Pollution Control Bond Maturing In 2025 [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Pollution Control Bond Maturing In 2028 [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Pollution Control Bond Maturing In 2019 [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] First Mortgage Bonds [Member]	Dec. 31, 2012 Delmarva Power & Light Co/De [Member] Maximum [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member]	Dec. 31, 2011 Atlantic City Electric Co [Member]	Sep. 30, 2012 Atlantic City Electric Co [Member]	Dec. 31, 2012 Atlantic City Electric Co [Member] Pollution Control Bond Maturing In 2025 [Member]	Dec. 31, 2012 Potomac Electric Power Co [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member]	Sep. 30, 2012 Potomac Electric Power Co [Member]
Debt Instrument [Line Items]
Maturities of long term debt, 2013		$ 568,000,000
Maturities of long term debt, 2014		334,000,000
Maturities of long term debt, 2015		409,000,000
Maturities of long term debt, 2016		338,000,000
Long term debt maturing 2017		135,000,000																	1,000,000
Maturities of long term debt, thereafter		2,701,000,000																	6,000,000
Total long term project funding			15,000,000																13,000,000	15,000,000
Long term debt maturing for year																					1,000,000	2,000,000
Long term debt maturing for year																							2,000,000	1,000,000
Debt instrument maturity date						Apr. 23, 2013										Apr. 01, 2022																Jun. 01, 2042
Carrying value of instrument		4,190,000,000	3,879,000,000													200,000,000																250,000,000
Debt instrument, interest percentage					5.375%	1.095%				6.45%		6.125%	7.45%			3.05%												0.75%	1.80%	2.30%	5.20%	4.00%					5.60%
Outstanding commercial paper																									215,000,000
Aggregate principal amount of pollution control refunding revenue bonds					38,300,000																				65,700,000
Proceeds designated for redemption of tax exempt bonds																									31,000,000
Aggregate principal amount of pollution control bonds redeemed																												34,500,000	15,000,000	16,200,000	31,000,000						4,000,000
Ongoing commercial paper		875,000,000																							500,000,000									250,000,000				500,000,000
Commercial paper outstanding		264,000,000	465,000,000																						32,000,000	47,000,000								110,000,000				231,000,000	74,000,000
Commercial paper weighted average interest rate		0.87%	0.64%																						0.43%	0.34%								0.41%	0.33%			0.43%	0.35%
Commercial paper weighted average maturity, in days		10 days	11 days																						4 days	2 days								3 days	6 days			5 days	2 days
Variable rate demand bonds amount																									105,000,000							72,000,000		23,000,000
Variable rate demand bonds maturing 2014 to 2017		49,000,000
Variable rate demand bonds maturing 2024		33,000,000
Variable rate demand bonds maturing 2028 to 2029		46,000,000
Variable rate demand bonds weighted average interest rate		0.34%	0.44%
Line of credit facility, expiration date		Aug. 01, 2017	Aug. 01, 2016
Line of credit facility maximum borrowing capacity	1,500,000,000
Parent company credit facility letter of credit, maximum	500,000,000
Same day borrowings maximum percentage amount	10.00%
Credit facility borrowing capacity	650,000,000																										250,000,000									250,000,000				350,000,000
Maximum amount of credit available to parent	1,250,000,000
Subsidiary borrowing limit under parent's credit facility	500,000,000
Debt instrument variable interest rate in addition to the Federal Funds Effective rate		0.50%
Debt instrument variable interest rate in addition to one month LIBOR's effective rate		1.00%
Ratio of indebtedness to total capitalization																		65.00%															65.00%
Ratio of deferrable interest subordinated debt to total capitalization																		15.00%															15.00%
Borrowing capacity under the credit facility		861,000,000	994,000,000
Utility subsidiaries combined cash and borrowing capacity		477,000,000	711,000,000
Debt instrument, carrying value						200,000,000										3,140,000,000	2,798,000,000
Margin added to stated rate						0.875%	0.50%	1.00%
Loss on extinguishment of debt				189,000,000								120,000,000		54,000,000
Loss on extinguishment of debt, net				113,000,000
Redemption of outstanding debt									110,000,000	640,000,000	40,000,000	129,000,000	65,000,000	200,000,000	10,000,000
Debt instrument, maturity year										2012		2017	2032
Accelerated recognition of hedging losses			$ 15,000,000